Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Short-term borrowings	$ 231	$ 78	$ 68
Total Current portion of long-term borrowings	76	83	78
Total Short-term and current portion of long-term borrowings	307	161	146
Total Long-term borrowings	20,721	20,760	22,614
Total borrowings	21,028	20,921	22,760
Foreign lines of credit and other arrangements
Debt Instrument [Line Items]
Total Short-term borrowings	27	68	68
Senior secured revolving credit facility
Debt Instrument [Line Items]
Total Short-term borrowings	204	10	0
4.85% Unsecured notes due 2014, net of unamortized discount
Debt Instrument [Line Items]
Total Current portion of long-term borrowings		$ 0	4
Interest rate		4.85%
Unamortized discount		$ 0	0
4.95% Unsecured notes due 2015, net of unamortized discount
Debt Instrument [Line Items]
Total Current portion of long-term borrowings	$ 0	10	0
Total Long-term borrowings		0	9
Interest rate	4.95%
Capital lease obligations
Debt Instrument [Line Items]
Total Current portion of long-term borrowings	$ 76	73	74
Total Long-term borrowings	117	134	89
Senior secured term loan facility due March 2017, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	1,454	1,454
Unamortized discount	5	7
Senior secured term loan facility due March 2017, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings		1,454	2,661
Unamortized discount		7	20
Senior secured term loan facility due March 2018, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	4,913	4,935	4,656
Unamortized discount	34	42	22
Senior secured term loan facility due September 2018, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	988	985	985
Unamortized discount	20	23	23
Senior secured term loan facility due March 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	1,166	1,180	$ 0
Unamortized discount	10	11
7.375% Senior secured first lien notes due 2019, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,584	$ 1,582	$ 1,581
Interest rate	7.375%	7.375%
Unamortized discount	$ 11	$ 13	14
8.875% Senior secured first lien notes due 2020, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 501	$ 500	498
Interest rate	8.875%	8.875%
Unamortized discount	$ 9	$ 10	12
6.75% Senior secured first lien notes due 2020, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,389	$ 1,387	2,129
Interest rate	6.75%	6.75%
Unamortized discount	$ 8	$ 10	20
8.25% Senior secured second lien notes due 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,990	$ 1,989	1,987
Interest rate	8.25%	8.25%
Unamortized discount	$ 10	$ 11	13
8.75% Senior secured second lien notes due 2022, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 995	$ 994	994
Interest rate	8.75%	8.75%
Unamortized discount	$ 5	$ 6	6
12.625% Senior unsecured notes due 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 2,985	$ 2,984	2,981
Interest rate	12.625%	12.625%
Unamortized discount	$ 15	$ 16	19
10.625% Senior unsecured notes due 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 524	$ 522	799
Interest rate	10.625%	10.625%
Unamortized discount	$ 6	$ 8	16
11.25% Senior unsecured notes due 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 506	$ 505	770
Interest rate	11.25%	11.25%
Unamortized discount	$ 4	$ 5	15
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Total Long-term borrowings		$ 0	750
Interest rate		11.25%
11.75% Senior unsecured subordinated notes due 2021, net of unamortized discount
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,609	$ 1,609	1,725
Interest rate	11.75%	11.75%
Unamortized discount	$ 0	$ 0	$ 25
Current | 4.95% Unsecured notes due 2015, net of unamortized discount
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount		$ 0
Long-term | 4.95% Unsecured notes due 2015, net of unamortized discount
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount			$ 1